Fair Value Measurements - Change in Fair Value of Warrants (Details) - Capitol Investment Corp. V - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrant Liabilities at Fair Value [Roll Forward]
Warrants and Rights Outstanding	$ 23,053,333			$ 30,680,000	$ 0	$ 0
Change in fair value of warrant liabilities	7,626,667	$ (520,000)	$ 0	(7,800,000)	0	7,626,667	$ 0
Warrants and Rights Outstanding	30,680,000	22,880,000		22,880,000		30,680,000	0
Private Placement Warrant
Warrant Liabilities at Fair Value [Roll Forward]
Warrants and Rights Outstanding	7,758,333			10,325,000	0	0
Change in fair value of warrant liabilities	2,566,667			(2,625,000)
Warrants and Rights Outstanding	10,325,000	7,700,000		7,700,000		10,325,000	0
Public Warrant
Warrant Liabilities at Fair Value [Roll Forward]
Warrants and Rights Outstanding	15,295,000			20,355,000	$ 0	0
Change in fair value of warrant liabilities	5,060,000			(5,175,000)
Warrants and Rights Outstanding	$ 20,355,000	$ 15,180,000		$ 15,180,000		$ 20,355,000	$ 0